RESTRICTED NET ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of tax profit	10.00%
Statutory reserve funds capital percentage	50.00%
Restricted net assets	$ 9,300,000	$ 8,200,000
Percentage of restricted net assets	24.20%	23.50%
CHINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
General statutory reserve	$ 1,981,570	$ 1,755,450
Paid-in-capital	$ 9,280,759	$ 8,179,786